CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (78,179)	$ 63,569	$ (2,595,941)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	22,321	50,635	379,539
Provision (reversal) for credit losses	294,579	47,801	(90,526)
Share-based compensation expense	37,725	134,560	704,565
Amortization of issuance cost and debt discounts related to convertible notes			51,797
Gain on disposal of property and equipment	(14,421)	(24,985)	(386,915)
Noncash lease expense	259,375	288,393	298,002
Changes in assets and liabilities:
Accounts receivable	1,097,577	(575,624)	2,687,831
Prepaid expenses and other current assets	439,898	1,909,177	1,090,622
Other non-current assets	(87,515)	163,909	(106,459)
Accounts payable	(1,209,937)	(1,046,189)	(3,613,124)
Accrued salary and benefits	(201,368)	(357,485)	(2,831,392)
Accrued expenses and other current liabilities	(88,473)	(914,964)	(2,175,269)
Operating lease liabilities	(243,548)	(311,306)	(322,991)
Deferred revenue	(305,323)	359,042	485,700
Other non-current liabilities		(73,319)	(136,118)
Net cash used in operating activities	(77,289)	(286,786)	(6,560,679)
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(60,280)		(76,458)
Proceeds from disposal of property and equipment	15,138	30,002	1,022,200
Proceeds from reclaim of short-term investments		50,074
Proceeds from reclaim of long-term investments		809	14,314
Net cash provided by (used in) investing activities	(45,142)	80,885	960,056
Cash flows from financing activities:
Proceeds from short-term borrowings	2,017,682	2,536,290	1,422,613
Repayment of short-term borrowings	(2,507,365)	(704,220)	(1,573,396)
Repayment of convertible notes			(1,806,453)
Net cash (used in) provided by financing activities	(489,683)	1,832,070	(1,957,236)
Net (decrease) increase in cash, cash equivalents, and restricted cash	(612,114)	1,626,169	(7,557,859)
Cash, cash equivalents, and restricted cash at beginning of year	4,159,290	2,476,571	9,785,131
Effect of exchange rate changes on cash, cash equivalents and restricted cash	39,608	56,550	249,299
Cash, cash equivalents, and restricted cash at end of year	3,586,784	4,159,290	2,476,571
Supplemental disclosure of cash flow information:
Income taxes paid	2,851	8,996	26,736
Interest paid	46,910	73,295	86,893
Cash paid for amounts included in the measurement of operating lease liabilities	289,201	$ 351,581	$ 409,100
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 370,715